Leases (Details 2) $ in Thousands	Dec. 31, 2023 USD ($)
Leases [Abstract]
2024	$ 4,104
2025	3,869
2026	3,905
2027	3,816
2028	3,717
Thereafter	7,240
Total operating lease payments	26,651
Less: imputed interest	3,329
Total	$ 23,322